Long-term loan obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 0	$ 0
Net loan proceeds	14,720	0
Accrued interest	496	0
Interest paid	(296)	0
Borrowings, Reclassification of accrued interest to other current liabilities	(102)	0
Ending balance	$ 14,818	$ 0